RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

4. RELATED PARTY TRANSACTIONS

As of December 31, 2024, an amount of $633,465 (December 31, 2023 - $545,791) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both salary and management fees in arrears and advances.

As of December 31, 2024, an amount of $352,681 was owed to Loncor Gold Inc. (December 31, 2023 - $269,672), a company with common directors, in relation to the payment of common general and administrative expenses. The amount included $nil of common expenses incurred for the year ended December 31, 2024 (for the year ended December 31 2023 - $2,645).

All of the above related party transactions occurred in the normal course of operations and are unsecured, non-interest bearing, due on demand, and measured at the exchange amount as determined by management.